091-17244 fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 MAY 21 PM 12: 18
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
MAY 21 2014
Washington DC

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14010402

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   EDGX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date:
May 20, 2014

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGX EXCHANGE, INC.
COMMENCING ON MAY 19, 2014

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| OUNZ | Trust | Investment Company Units | Physical Gold Shares | Various World Markets | Broad |

BATS
Making Markets Better®

SEC
Mail Processing
Section
MAY 21 2014
Washington DC
404

RECEIVED
2014 MAY 21 PM 12: 18
SEC / MR

May 20, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

**RE: Form 19b-4(e) – EDGX Exchange, Inc.**

Ms. Jackson,

On behalf of EDGX Exchange, Inc., enclosed please find one (2) executed Forms 19b-4(e) and 9 copies. The enclosed Forms 19b-4(e) contain information regarding one (1) derivative securities product that commenced trading on EDGX Exchange on May 16, 2014 and one (1) derivative securities product that commenced trading on EDGX Exchange on May 19, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 21 2014 |